Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Components of Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2010	¥7,495	¥(9,092)	¥(77,651)	¥(211)	¥(79,459)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million	(3,597)		191		(3,406)
Balance at April 1, 2010	3,898	(9,092)	(77,460)	(211)	(82,865)
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million	3,292				3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million	4,313				4,313
Defined benefit pension plans, net of tax of ¥1,339 million		(1,934)			(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million		(72)			(72)
Foreign currency translation adjustments, net of tax of ¥245 million			(18,158)		(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million			44		44
Net unrealized losses on derivative instruments, net of tax of ¥488 million				(1,011)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million				211	211

Change during year	7,605	(2,006)	(18,114)	(800)	(13,315)

Balance at March 31, 2011	11,503	(11,098)	(95,574)	(1,011)	(96,180)
Net unrealized gains on investment in securities, net of tax of ¥(2,820) million	6,963				6,963
Reclassification adjustment included in net income, net of tax of ¥1,463 million	(2,321)				(2,321)
Defined benefit pension plans, net of tax of ¥1,807 million		(3,292)			(3,292)
Reclassification adjustment included in net income, net of tax of ¥(33) million		47			47
Foreign currency translation adjustments, net of tax of ¥(335) million			(118)		(118)
Reclassification adjustment included in net income, net of tax of ¥0 million			0		0
Net unrealized losses on derivative instruments, net of tax of ¥450 million				(974)	(974)
Reclassification adjustment included in net income, net of tax of ¥198 million				(181)	(181)

Change during year	4,642	(3,245)	(118)	(1,155)	124

Balance at March 31, 2012	¥16,145	¥(14,343)	¥(95,692)	¥(2,166)	¥(96,056)
Net unrealized gains on investment in securities, net of tax of ¥(7,933) million	17,454				17,454
Reclassification adjustment included in net income, net of tax of ¥1,997 million	(4,625)				(4,625)
Defined benefit pension plans, net of tax of ¥(2,589) million		4,508			4,508
Reclassification adjustment included in net income, net of tax of ¥(138) million		248			248
Foreign currency translation adjustments, net of tax of ¥(5,254) million			38,382		38,382
Reclassification adjustment included in net income, net of tax of ¥(1,971) million			3,551		3,551
Net unrealized losses on derivative instruments, net of tax of ¥286 million				(549)	(549)
Reclassification adjustment included in net income, net of tax of ¥(328) million				824	824

Change during year	12,829	4,756	41,933	275	59,793

Balance at March 31, 2013	¥28,974	¥(9,587)	¥(53,759)	¥(1,891)	¥(36,263)